Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ADHERA THERAPEUTICS, INC.
Entity Central Index Key	0000737207
Entity Tax Identification Number	11-2658569
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Adhera Therapeutics, Inc.
Entity Address, Address Line Two	8000 Innovation Parkway
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70820
City Area Code	(919)
Local Phone Number	518-3748
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Adhera Therapeutics, Inc.
Entity Address, Address Line Two	8000 Innovation Parkway
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70820
City Area Code	919
Local Phone Number	518-3748
Contact Personnel Name	Zahed Subhan